Non-Controlling Interests - Narrative (Details) - CAD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Disclosure of information about unconsolidated subsidiaries [line items]
Non-controlling interests	$ 4,410	$ 4,562
Hempco
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interest	51.00%
Non-controlling interests	$ 2,100
Aurora Nordic
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interest	51.00%
Non-controlling interests	$ 2,300